EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 2,284,606	$ 2,400,566
Interest on notes receivable from participants	$ 188,179
EBP, Nonemployer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	67,114	68,577
EBP, net asset value per share or unit (in dollars per share)	$ 19.63	$ 35.89